Shareholder Report, Holdings (Details) - C000005527	May 31, 2025
TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Alliant Holdings Intermediate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Navient
Holdings [Line Items]
Percent of Net Asset Value	1.40%
CSC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	90.10%
Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)